Document and Entity Information	Nov. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
City Area Code	212
Local Phone Number	448-6605
Entity Address, Address Line One	6465 South Greenwood Plaza,
Entity Address, City or Town	Centennial,
Entity Address, Address Line Two	Suite 400,
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Document Information [Line Items]
Entity Central Index Key	0001393883
Document Type	8-K
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, Address Line One	6465 South Greenwood Plaza,
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Centennial,
Entity Address, State or Province	CO
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Period End Date	Nov. 09, 2021
Document Report Date	Nov. 09, 2021
Entity Address, Postal Zip Code	80111